Income Taxes - Tax Credit and NOL Carryforwards Included in Deferred Tax Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Summary Of Tax Credit Carryforwards And Operating Loss Carryforwards [Line Items]
Deferred tax assets, tax credit carryforwards	$ 32	$ 92
Deferred tax assets, tax credit carryforwards - valuation allowance	(25)	(88)
Deferred tax assets, net operating loss carryforwards	116	119
Deferred tax assets, net operating loss carryforwards - valuation allowance	(114)	(119)
Canada [Member]
Summary Of Tax Credit Carryforwards And Operating Loss Carryforwards [Line Items]
Deferred tax assets, tax credit carryforwards	3	26
Deferred tax assets, tax credit carryforwards - valuation allowance		(26)
Canada [Member] | Minimum [Member]
Summary Of Tax Credit Carryforwards And Operating Loss Carryforwards [Line Items]
Tax Credit Expiration Date	2014	2014
Canada [Member] | Maximum [Member]
Summary Of Tax Credit Carryforwards And Operating Loss Carryforwards [Line Items]
Tax Credit Expiration Date	2029	2029
Mexico [Member]
Summary Of Tax Credit Carryforwards And Operating Loss Carryforwards [Line Items]
Deferred tax assets, tax credit carryforwards	27	56
Deferred tax assets, tax credit carryforwards - valuation allowance	(23)	(52)
Deferred tax assets, net operating loss carryforwards	31	31
Deferred tax assets, net operating loss carryforwards - valuation allowance	(31)	(31)
Mexico [Member] | Minimum [Member]
Summary Of Tax Credit Carryforwards And Operating Loss Carryforwards [Line Items]
Tax Credit Expiration Date	2014	2014
NOL Expiration Date	2017	2017
Mexico [Member] | Maximum [Member]
Summary Of Tax Credit Carryforwards And Operating Loss Carryforwards [Line Items]
Tax Credit Expiration Date	2015	2015
NOL Expiration Date	2023	2023
Other Foreign [Member]
Summary Of Tax Credit Carryforwards And Operating Loss Carryforwards [Line Items]
Deferred tax assets, tax credit carryforwards	2	10
Deferred tax assets, tax credit carryforwards - valuation allowance	(2)	(10)
Deferred tax assets, net operating loss carryforwards	9	9
Deferred tax assets, net operating loss carryforwards - valuation allowance	(9)	(9)
Other Foreign [Member] | Minimum [Member]
Summary Of Tax Credit Carryforwards And Operating Loss Carryforwards [Line Items]
Tax Credit Expiration Date	2014	2014
NOL Expiration Date	2014	2014
Other Foreign [Member] | Maximum [Member]
Summary Of Tax Credit Carryforwards And Operating Loss Carryforwards [Line Items]
Tax Credit Expiration Date	2020	2020
NOL Expiration Date	2031	2031
United States [Member]
Summary Of Tax Credit Carryforwards And Operating Loss Carryforwards [Line Items]
Deferred tax assets, net operating loss carryforwards	5	18
Deferred tax assets, net operating loss carryforwards - valuation allowance	(3)	(18)
United States [Member] | Minimum [Member]
Summary Of Tax Credit Carryforwards And Operating Loss Carryforwards [Line Items]
NOL Expiration Date	2030	2030
United States [Member] | Maximum [Member]
Summary Of Tax Credit Carryforwards And Operating Loss Carryforwards [Line Items]
NOL Expiration Date	2031	2031
Other Country [Member]
Summary Of Tax Credit Carryforwards And Operating Loss Carryforwards [Line Items]
NOL Expiration Date	Indefinite	Indefinite
Deferred tax assets, net operating loss carryforwards	71	61
Deferred tax assets, net operating loss carryforwards - valuation allowance	$ (71)	$ (61)